COMPANY OVERVIEW AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
COMPANY OVERVIEW AND BASIS OF PRESENTATION	COMPANY OVERVIEW AND BASIS OF PRESENTATION
Globant S.A. is a company organized in the Grand Duchy of Luxembourg, primarily engaged in creating software products that emotionally connect our clients with millions of consumers, while also providing world-class opportunities for talent around the world (hereinafter the “Company” or “Globant” or “Globant Group”). The Company specializes in providing innovative software solutions services by leveraging emerging technologies and trends.

The Company's principal operating subsidiaries and countries of incorporation as of December 31, 2020 were the following: Sistemas UK Limited and We are London Limited in the United Kingdom, Globant, LLC and Globant IT Services Corp in the United States of America (the “U.S.” or the "United Sates"); Sistemas Globales S.A., IAFH Global S.A., Dynaflows S.A., Avanxo S.A, BSF S.A and Decision Support S.A. in Argentina; Sistemas Colombia S.A.S., Avanxo Colombia and Belatrix Colombia SAS in Colombia; Global Systems Outsourcing S. de R.L. de C.V., Avanxo Servicios S.A. de C.V. and Grupo ASSA México Soluciones Informáticas S.A. de C.V. in Mexico; Sistemas Globales Uruguay S.A. and Difier S.A. in Uruguay; Globant Brasil Consultoria Ltda., Orizonta Consutoria de Negocios e Tecnología Ltda., Global Digital Business Solutions em Tecnologia Ltda. and Serviços Digitais em Tecnologia da Informação Ltda. in Brazil; Sistemas Globales Chile Asesorías Limitada in Chile; Globant Peru S.A.C., Avanxo Peru and Belatrix Peru SAC in Peru; Globant India Private Limited in India; Globant Bel LLC in Belarus; Small Footprint S.R.L. in Romania; Software Product Creation S.L. and BlueCap Management Consulting SL in Spain; Globant France S.A.S in France; Software Product Creation S.L. - Dubai Branch in the United Arab Emirates; and Globant Canada Corp. in Canada.

The Company provides services from development and delivery centers located in United States (San Francisco, New York, Seattle, Raleigh and Dallas), Argentina (Buenos Aires, Tandil, Rosario, Tucumán, Córdoba, Resistencia, Bahía Blanca, Mendoza, Mar del Plata and La Plata), Uruguay (Montevideo), Colombia (Bogotá and Medellín), Brazil (São Paulo and Sao Jose Dos Campos), Peru (Lima), Chile (Santiago), México (Guadalajara and México City), India (Pune and Bangalore), Spain (Madrid), Belarus (Minsk), Romania (Cluj) and United Kingdom (London). The Company also has client management centers in United States (San Francisco, New York, Winston-Salem and Miami), Brazil (São Paulo), Colombia (Bogotá), Uruguay (Montevideo), Argentina (Buenos Aires), France (Paris), Chile (Santiago), Mexico (Mexico city) and the United Kingdom (London). The Company also has centers of software engineering talent and educational excellence, primarily across Latin America.

Most of the revenues are generated through subsidiaries located in the U.S. The Company's workforce is mainly located in Latin America and to a lesser extent in India, Eastern Europe and U.S.

The Company's registered office address is 37A Avenue J.F. Kennedy L-1855, Luxembourg.